Schedule of investments
Delaware Ivy VIP Core Equity
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.07%♦
Communication Services — 5.74%
Alphabet Class A †	11,605	$ 32,277,567
Take-Two Interactive Software †	60,914	9,364,918
		41,642,485
Consumer Discretionary — 7.59%
Amazon.com †	4,087	13,323,415
Aptiv †	108,972	13,045,038
AutoZone †	6,069	12,408,556
Booking Holdings †	5,386	12,648,752
NIKE Class B	27,071	3,642,674
		55,068,435
Consumer Staples — 5.64%
Costco Wholesale	41,463	23,876,469
Sysco	208,762	17,045,417
		40,921,886
Energy — 1.76%
ConocoPhillips	127,388	12,738,800
		12,738,800
Financials — 18.72%
American Express	72,556	13,567,972
Aon Class A	27,709	9,022,882
Artisan Partners Asset Management Class A	223,257	8,785,163
Blackstone	110,017	13,965,558
Charles Schwab	191,173	16,117,795
CME Group	95,084	22,616,680
Intercontinental Exchange	117,892	15,575,891
KKR & Co.	236,049	13,801,785
Morgan Stanley	99,820	8,724,268
Progressive	119,301	13,599,121
		135,777,115
Healthcare — 13.05%
Danaher	73,507	21,561,808
Eli Lilly & Co.	73,279	20,984,907
UnitedHealth Group	73,627	37,547,561
Zoetis	77,276	14,573,481
		94,667,757
Industrials — 11.69%
Airbus ADR †	446,591	13,495,980
Caterpillar	44,765	9,974,537
Deere	31,492	13,083,667
TransUnion	90,496	9,351,857
Union Pacific	68,030	18,586,476
United Rentals †	57,139	20,296,344
		84,788,861
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 26.01%
Apple	189,503	$ 33,089,119
Applied Materials	3,617	476,721
Fiserv †	135,327	13,722,158
Mastercard Class A	54,170	19,359,275
Microchip Technology	148,561	11,162,873
Microsoft	208,206	64,191,992
Taiwan Semiconductor Manufacturing ADR	83,254	8,680,062
TE Connectivity	139,230	18,236,345
VeriSign †	88,830	19,761,122
		188,679,667
Materials — 3.03%
Linde	47,745	15,251,185
Sherwin-Williams	26,733	6,673,092
		21,924,277
Utilities — 2.84%
NextEra Energy	243,255	20,606,131
		20,606,131
Total Common Stocks (cost $512,557,190)		696,815,414

Short-Term Investments — 3.99%
Money Market Mutual Fund — 3.99%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	28,940,928	28,940,928
Total Short-Term Investments (cost $28,940,928)		28,940,928

Total Value of Securities—100.06% (cost $541,498,118)		725,756,342
Liabilities Net of Receivables and Other Assets—(0.06%)		(413,451)
Net Assets Applicable to 43,623,834 Shares Outstanding—100.00%		$725,342,891
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-IV095 [3/22] 5/22 (2218442)    1